Unaudited Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
CURRENT ASSETS:
Current assets – cash	$ 4,597,048	$ 6,110,807	$ 364,023	$ 283,403	$ 403,771
Prepaid expenses and other current assets		738
Marketable securities held in Trust Account				47,387,687
TOTAL CURRENT ASSETS	4,597,048	6,111,545		47,671,090
Due to related party	1,165,600	970,600		500
Promissory note – related party	2,863,927	2,680,227		1,624,833
Derivative warrant liabilities	10,183	10,643		180,479
Accounts payable and accrued expenses	474,320	315,023		309,597
Total Current Liabilities	4,503,847	3,965,850		1,934,930
NON-CURRENT ASSETS:
Intangible assets, net	6,339,021		8,075,105
TOTAL ASSETS	4,597,048	6,111,545		47,671,090
CURRENT LIABILITIES:
Total Liabilities	4,514,030	3,976,493		2,115,409
COMMITMENTS AND CONTINGENCIES
Ordinary shares subject to possible redemption	4,529,548	6,055,016		47,387,687
STOCKHOLDERS’ EQUITY:
Preferred shares
Ordinary shares	3,880,288	3,880,288		3,880,288
Accumulated deficit	(8,326,818)	(7,800,252)		(5,712,294)
Total Shareholders’ Deficit	(4,446,530)	(3,919,964)		(1,832,006)
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	4,597,048	6,111,545		47,671,090
Nukkleus Inc.
CURRENT ASSETS:
Current assets – cash	142,341		364,023		403,771
Customer custodial cash	1,712,095		2,020,394		799,302
Customer digital currency assets			248,214		1,168,349
Accounts receivable					57,953
Digital assets	1,107		73,415		903
Due from affiliates	308,461		931,136		2,617,873
Note receivable	35,000		35,000
Note receivable	154,150
Other current assets	52,703		15,617		12,221
TOTAL CURRENT ASSETS	2,405,857		3,687,799		5,060,372
Accounts payable	106,779		51,712
Customer custodial cash liabilities	1,703,893		2,020,717		799,302
Customer digital currency liabilities			248,214		1,168,349
Due to affiliates	5,100,131		4,514,063		4,257,792
Accrued payroll liability and directors’ compensation	365,257		237,205
Accrued professional fees	65,725		170,058
Accrued liabilities and other payables	19,181		232,355
Accounts payable and accrued expenses			691,330		429,722
Total Current Liabilities	7,360,966		7,474,324		6,655,165
NON-CURRENT ASSETS:
Cost method investment	6,602,000		6,602,000
Intangible assets, net	6,339,021		8,075,105		10,754,485
TOTAL NON-CURRENT ASSETS	12,941,021		14,677,105		10,754,485
TOTAL ASSETS	15,346,878		18,364,904		15,814,857
CURRENT LIABILITIES:
Total Liabilities	7,360,966		7,474,324		6,655,165
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred shares
Ordinary shares	36,718		36,718		33,203
Additional paid-in capital	25,432,669		25,136,459		11,613,208
Accumulated deficit	(17,490,131)		(14,340,816)		(2,495,159)
Accumulated other comprehensive income	6,656		58,219		8,440
Total Shareholders’ Deficit	7,985,912	$ 9,875,551	10,890,580	$ 14,193,372	9,159,692
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 15,346,878		$ 18,364,904		$ 15,814,857